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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Bayard D. Waring
Address:     c/o Amelia Peabody Foundation
             One Hollis Street
             Wellesley, MA 02482

Form 13F File Number:       028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Bayard D. Waring
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring       Gloucester, Massachusetts     January 12, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.     Name

28-05989              Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $4,635 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.     Name

1.       28-05993              Philip B. Waring



                                      -2-
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           FORM 13F INFORMATION TABLE

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          COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

       Name of Issuer          Title of Class     CUSIP       Value    Shrs or  Sh/ Put/   Investment    Other     Voting Authority
                                                            (X $1000)  Prn Amt  Prn Call   Discretion   Managers  Sole  Shared  None

American Power Conversion Corp     Common       029066107        60     3,000      SH    Shared - Other     1     3,000

Amerigas Partners Common Units     Common       030975106        81     4,000      SH    Shared - Other     1     4,000

Applied Materials Inc              Common       038222105       222     3,000      SH    Shared - Other     1     3,000

Baker Hughes                       Common       057224107       101     3,000      SH    Shared - Other     1     3,000

Cendant Corp Income Prides
7.5% Conv PFD                      Preferred    151313301       138     4,000      SH    Shared - Other     1     4,000

Cendant Corp                       Common       151313103       103     5,000      SH    Shared - Other     1     5,000

Chase Manhattan                    Common       16161A108       260     3,000      SH    Shared - Other     1     3,000

Cisco Systems Inc                  Common       17275R102       516     8,000      SH    Shared - Other     1     8,000

DLJ Direct                         Common       257661504         8      300       SH    Shared - Other     1      300

Duff & Phelps Util &
Corp BD TR                         Common       26432K108        73     5,000      SH    Shared - Other     1     5,000

EM Net                             Common       268709102        19     5,000      SH    Shared - Other     1     5,000

EMC                                Common       268648102       550    10,000      SH    Shared - Other     1    10,000

Executive Telecard Ltd.            Common       301601100        17     6,000      SH    Shared - Other     1     6,000

Intel Corp                         Common       458140100       238     4,000      SH    Shared - Other     1     4,000

Kinder Morgan Energy
Partners LP Unit LTD               Common       494550106        74     2,000      SH    Shared - Other     1     2,000

Lucent Technologies Inc            Common       549463107       270     4,000      SH    Shared - Other     1     4,000

MCI Worldcom                       Common       55268B106       344     4,000      SH    Shared - Other     1     4,000

Meditrust                          Common       58501T306        52     4,000      SH    Shared - Other     1     4,000

Nextel                             Common       65332V103       201     4,000      SH    Shared - Other     1     4,000

Oracle Corp                        Common       68389X105       111     3,000      SH    Shared - Other     1     3,000

PriceLine                          Common       741503106        58      500       SH    Shared - Other     1      500

Real Networks                      Common       75605L104        34      500       SH    Shared - Other     1      500

Schwab                             Common       808513105       436     4,000      SH    Shared - Other     1     4,000

State Street Corp                  Common       857477103       256     3,000      SH    Shared - Other     1     3,000

Sun Microsystems Inc               Common       866810104       413     6,000      SH    Shared - Other     1     6,000

                                                              4,635
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